SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - New loan facility [Member] $ in Thousands	1 Months Ended
Dec. 17, 2018 USD ($)
Debt Instrument Line Items
Debt instrument, face amount	$ 25,000
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	5.70%
Debt instrument, maturity date	Dec. 31, 2021
Guarantee limit of credit facility	$ 33,000